GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
Goodwill and intangible assets at September 30, 2014 and 2013 are as follows:

	As of and for the Years Ended September 30,
	2014				2013
	Gross			Net	Gross		Net
	Carrying Amount	Accumulated Amortization	Accumulated Impairment	Carrying Value	Carrying Amount	Accumulated Amortization	Carrying Value
	(dollars in thousands)

Customer relationships	$11,000	$(10,119)	$(881)	$—	$11,000	$(9,600)	$1,400
Agent relationships	700	(622)	(78)	—	700	(580)	120
Vendor relationships	1,700	(1,511)	(189)	—	1,700	(1,409)	291
Trade name	7,000	(5,591)	(1,409)	—	7,000	(5,013)	1,987
Technology	4,000	(4,000)	—	—	4,000	(4,000)	—

Total amortizable intangibles	$24,400	$(21,843)	$(2,557)	$—	$24,400	$(20,602)	$3,798

Goodwill	$31,474	$—	$31,474	$—	$31,474	$—	$31,474